Employee Benefit Plans (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Acquisition Adjustments [Member]	Dec. 31, 2011 Successor [Member] Acquisition Adjustments [Member]	Dec. 31, 2011 Successor [Member] 2011 Additions [Member]	Dec. 31, 2012 Successor [Member] 2012 Additions [Member]	Dec. 31, 2010 Predecessor [Member]
Accumulated other comprehensive income (loss)
Prior service costs						$ 2.3			$ (2.3)
Net actuarial gain (loss)			(61.9)	(47.0)		59.9	(47.0)	(14.9)	(59.9)
Deferred income tax benefit (expense)			23.6	18.4		(23.8)	18.4	5.2	23.8
Accumulated other comprehensive income (loss)	$ (2.5)	$ (1.2)	$ (38.3)	$ (28.6)		$ 38.4	$ (28.6)	$ (9.7)	$ (38.4)